Taxation (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Total pre-tax income / (loss) is comprised of the following by jurisdiction:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Bermuda	(7.1)	(15.4)	(49.2)	(30.0)
Foreign	53.7	29.6	128.4	52.1
Total	46.6	14.2	79.2	22.1

Income Tax Expense
Income tax (expense) / benefit is comprised of the following:

	Three months ended June 30, 2024	Three months ended June 30, 2023	Six months ended June 30, 2024	Six months ended June 30, 2023
(In $ millions)
Current tax	(13.6)	(12.5)	(28.7)	(27.9)
Change in deferred tax	(1.3)	(0.9)	(4.4)	(0.8)
Total	(14.9)	(13.4)	(33.1)	(28.7)